Long-term debt - Schedule of Maturities on Senior Financing (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 16,302
2022	15,843
2023	13,861
2024	7,028
2025 and thereafter	8,919
Long-term debt	61,953
Convertible debt
Debt Instrument [Line Items]
2021	0
2022	0
2023	4,362
2024	0
2025 and thereafter	0
Long-term debt	4,362
Other bank financing
Debt Instrument [Line Items]
2021	774
2022	368
2023	183
2024	0
2025 and thereafter	0
Long-term debt	1,325
Capital lease obligations
Debt Instrument [Line Items]
2021	825
2022	628
2023	488
2024	403
2025 and thereafter	191
Long-term debt	2,535
Term loan facilities
Debt Instrument [Line Items]
2021	14,703
2022	14,847
2023	8,828
2024	6,625
2025 and thereafter	8,728
Long-term debt	$ 53,731